Balance Sheet Details	12 Months Ended
Jul. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Details

3. Balance Sheet Details

Inventories consist of the following:

	July 31,
	2019	2018
Raw materials	$30,000	$39,000
Finished goods	147,000	158,000
	$177,000	$197,000

During the year ended July 31, 2018, we wrote-off $58,000 of finished goods inventory damaged at our contract manufacturer’s facility. In addition we wrote-off $26,000 of inventory destroyed in a third-party warehouse fire. We received $45,000 from an insurance claim for the replacement cost of the inventory destroyed in the fire. As a result, we recorded a gain of $19,000 reflected in the other income section of our consolidated statements of operations.

Property, plant, and equipment consist of the following:

	July 31,
	2019	2018
Computers and equipment	$1,072,000	$1,064,000
Furniture and fixtures	21,000	21,000
	1,022,000	1,085,000
Less accumulated depreciation	(731,000)	(624,000)
	$362,000	$461,000

Depreciation expense remained unchanged at $106,000 for the years ended July 31, 2019 and 2018, respectively.

Patents consist of the following:

	July 31,
	2019	2018
Patents	$3,504,000	$3,500,000
Less accumulated amortization	(2,975,000)	(2,842,000)
	$529,000	$658,000

Patent amortization expense for the years ended July 31, 2019 and 2018 was $135,000 and $179,000, respectively.

At July 31, 2019, future patent amortization expense is expected to be as follows:

2020	$87,000
2021	76,000
2022	48,000
2023	42,000
2024	42,000
Thereafter	234,000
$529,000